Long-term Debt - Principal Amount of Debt by Year of Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
2016	$ 0
2017	0
2018	0
2019	376,090
2020	894,367
Thereafter	0
Long term debt principal amount	1,270,457
Bank credit facility
Debt Instrument [Line Items]
2016	0
2017	0
2018	0
2019	0
2020	0
Thereafter	0
Long term debt principal amount	0	$ 375,000
7 3/4% Senior Notes due 2019
Debt Instrument [Line Items]
2016	0
2017	0
2018	0
2019	376,090
2020	0
Thereafter	0
Long term debt principal amount	376,090	400,000
9 1/2% Senior Notes due 2020
Debt Instrument [Line Items]
2016	0
2017	0
2018	0
2019	0
2020	194,367
Thereafter	0
Long term debt principal amount	194,367	$ 300,000
10 % Senior Secured Notes due 2020
Debt Instrument [Line Items]
2016	0
2017	0
2018	0
2019	0
2020	700,000
Thereafter	0
Long term debt principal amount	$ 700,000